Consolidated Statements of Changes in (Deficit) Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of ordinary shares, Offering cost	$ 4,361